Interests in Resource Properties (Tables)	12 Months Ended
Dec. 31, 2021
Interests in Resource Properties
Schedule of components of interests in resource properties

	2021	2020
Iron ore royalty interest	$206,439	$211,350
Hydrocarbon development and production assets	31,260	32,998
Exploration and evaluation assets – hydrocarbon probable reserves	12,367	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	4,640	4,640
	$254,706	$261,355

Schedule of movements in interest in resource properties

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2021 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	45,754	838	46,592
	$263,957	$838	$264,795

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$6,853	$4,911	$11,764
Hydrocarbon development and production assets	12,756	2,576	15,332
	19,609	$7,487	27,096
Net book value	$244,348		$237,699

Note 12. Interests in Resource Properties (continued)

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2020 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	46,700	(946)	45,754
	$264,903	$(946)	$263,957

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$1,628	$5,225	$6,853
Hydrocarbon development and production assets	10,212	2,544	12,756
	11,840	$7,769	19,609
Net book value	$253,063		$244,348

Schedule of movements in exploration and evaluation assets

	2021		2020
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$12,367	$4,640	$12,367	$4,640
Additions	—	—	—	—
Disposal	—	—	—	—
Balance, end of year	$12,367	$4,640	$12,367	$4,640